List of Material Subsidiaries	12 Months Ended
Mar. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
List of Material Subsidiaries
40)	LIST OF MATERIAL SUBSIDIARIES

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2019	Ownership interest as at March 31, 2020
1. MakeMyTrip Inc.	Delaware, USA	100%	100%
2. MakeMyTrip (India) Private Limited	India	100%	100%
3. Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
4. Ibibo Group Private Limited	India	100%	100%
5. Bitla Software Private Limited	India	100%	100%
6. Quest2Travel.com India Private Limited	India	—	51%